UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                     811-23017

BlueArc Multi-Strategy Fund

(Exact name of registrant as specified in charter)

17605 Wright St, Ste 2, Omaha, NE	68130

(Address of principal executive offices)	(Zip code)

Gemini Fund Services, LLC 80 Arkay Drive, Ste 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant’s telephone number, including area code: 631-470-2619

Date of fiscal year end: April 30

Date of reporting period: October 31, 2016

Item 1. Reports to Stockholders.

BlueArc Multi-Strategy Fund

Financial Statements

For the Six Months Ended October 31, 2016

BLUEARC MULTI-STRATEGY FUND
Financial Statements
For the Six Months Ended October 31, 2016

Table of Contents

Schedule of Portfolio Investments	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statements of Changes in Net Assets	4
Statement of Cash Flows	5
Financial Highlights	6
Notes to the Financial Statements	7

BlueArc Multi-Strategy Fund
Schedule of Portfolio Investments (Unaudited)
October 31, 2016

Investment Fund	Cost	Fair Value	% of Net Assets	Unrealized Gain / (Loss) from Investments	Initial Acquisition Date	Liquidity (a)	First Available Redemption (b)	Dollar Amount of Fair Value for First Available Redemption (b)
MULTI-STRATEGY (c) - 84.2%
Alphadyne International Partners, L.P.	$1,148,644	$1,349,426	2.2%	$200,782	2/1/2014	Monthly	12/31/2016	$1,349,426
Atlas Enhanced Fund, L.P.	4,500,000	4,446,318	7.5%	(53,682)	7/1/2015	Monthly	12/31/2016	4,446,318
Graham Absolute Return Trading Ltd.	5,015,367	5,163,175	8.7%	147,808	2/1/2014	Quarterly	12/31/2016	5,163,175
Millennium USA, L.P.	10,100,706	12,884,611	21.7%	2,783,905	1/1/2015	Quarterly	3/31/2017	3,221,153
MKP Opportunity Partners, L.P.	658,976	581,496	1.0%	(77,480)	2/1/2014	Monthly	12/31/2016	581,496
Moore Macro Managers Fund, L.P.	2,000,000	2,005,644	3.4%	5,644	4/1/2016	Quarterly	12/31/2016	2,005,644
Paloma Partners L.L.C.	5,000,000	5,100,690	8.6%	100,690	5/1/2016	Quarterly	3/31/2017	5,100,690
Renaissance Institutional Diversified Global Equities Onshore Fund, L.P.	2,000,000	2,027,379	3.4%	27,379	9/1/2016	Monthly	12/31/2016	2,027,379
Renaissance Institutional Equities Fund LLC	6,000,000	6,169,621	10.4%	169,621	6/1/2016	Monthly	12/31/2016	6,169,621
Tudor BVI Global Fund L.P.	4,000,000	4,020,694	6.8%	20,694	4/1/2016	Quarterly	12/31/2016	4,020,694
York Credit Opportunities Fund, L.P.	7,852,353	6,218,918	10.5%	(1,633,435)	10/1/2011	Annually	1/31/2017	1,561,670
TOTAL MULTI-STRATEGY	$48,276,046	$49,967,972	84.2%	$1,691,926

					Shares
OPEN-END FUND - 5.9%
ASG Managed Futures Strategy Fund - Class Y	1,250,000	1,125,114	1.9%	$(124,886)	114,574
Equinox MutualHedge Futures Strategy Fund - Class I	1,250,000	1,208,563	2.0%	$(41,437)	138,122
LoCorr Market Trend Fund - Class I	1,250,000	1,157,560	2.0%	$(92,440)	102,712
TOTAL OPEN-END FUND	3,750,000	3,491,237	5.9%	(258,763)	355,408

SHORT TERM INVESTMENTS - 22.0%

Short-Term Investments Trust - Liquid Assets Portfolio - Private Class, 0.12%	$13,048,733	$13,048,733	22.0%
TOTAL SHORT TERM INVESTMENTS	$13,048,733	$13,048,733	22.0%

TOTAL INVESTMENTS - 112.1% (Cost - $65,074,779)		$66,507,942
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.1)%		(7,161,785)
NET ASSETS - 100.0%		$59,346,157

(a)	Available frequency of redemptions after the initial lock up period, if any. Different tranches may have varying liquidity terms.

(b)	Investment Funds are available to be redeemed with certain restrictions, as of the measurement date.

(c)	Non-income producing security.

Complete information about the Investment Funds’ underlying investments is not readily available.

See accompanying notes to the financial statements.

BlueArc Multi-Strategy Fund

Statement of Assets and Liabilities (Unaudited)

October 31, 2016

Assets
Investments in Investment Funds, at fair value (cost $52,026,046)	$53,459,209
Short-term investments (cost $13,048,733)	13,048,733
Receivable for investments sold, not settled	696,326
Prepaid expenses and other assets	1,763
Total Assets	67,206,031

Liabilities
Payable for shares redeemed	7,740,548
Management fee payable	83,368
Payable to related parties	5,786
Trustee fees payable	4,786
Accounts payable and other accrued expenses	25,386
Total Liabilities	7,859,874
Net Assets	$59,346,157

Composition of net assets
Paid-in capital	$63,888,933
Accumulated net investment loss	(3,820,611)
Accumulated net realized loss from investments in Investment Funds	(2,155,330)
Accumulated net unrealized appreciation from investments in Investment Funds	1,433,165
Net assets at end of period	$59,346,157

Shares of beneficial interests outstanding	6,246,735

Net asset value per share	$9.50

See accompanying notes to the financial statements.

BlueArc Multi-Strategy Fund
Statement of Operations (Unaudited)

For the Six Months
Ended October 31,
2016

Investment Income
Interest	$4,821

Expenses
Management fees	526,551
Professional and administrator fees	159,750
Trustees’ fees	33,500
Printing and postage expenses	4,667
Other expenses	103,846
Total Expenses	828,314

Net Investment Loss	(823,493)

Net realized and unrealized gain from investments
Net realized loss from investments in Investment Funds	(1,176,151)
Net change in unrealized loss on investments in Investment Funds	2,937,452
Total net realized and unrealized gain from investments	1,761,301

Net increase in net assets resulting from operations	$937,808

See accompanying notes to the financial statements.

BlueArc Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months	For the Year
	Ended October 31,	Ended April 30,
	2016	2016
	(Unaudited)
Net assets at beginning of period	$72,620,373	$81,311,178

Increase (decrease) in net assets resulting from operations
Net investment loss	(823,493)	(1,709,919)
Net realized loss from investments in Investment Funds	(1,176,151)	(749,839)
Net change in unrealized appreciation (depreciation) on investments in Investment Funds	2,937,452	(3,003,331)
Net increase (decrease) in net assets resulting from operations	937,808	(5,463,089)

Distributions to shareholders
From net investment income	—	(790,506)
From net realized gains	—	(229,340)
Net decrease in net assets from distributions to shareholders	—	(1,019,846)

Increase (Decrease) in net assets resulting from capital transactions
Proceeds from shares issued	1,973,000	10,687,316
Reinvestment of distributions	—	1,019,846
Cost of shares redeemed	(16,185,024)	(13,915,032)
Net increase (decrease) in net assets from capital transactions	(14,212,024)	(2,207,870)

Total net decrease in net assets	(13,274,216)	(8,690,805)
Net assets at end of period	$59,346,157	$72,620,373
Accumulated net investment loss	$(3,820,611)	$(2,997,118)

Share Activity
Shares Sold	210,286	8,026,209
Shares Reinvested	—	—
Shares Redeemed	(1,721,322)	—
Net increase (decrease) in shares outstanding	(1,511,036)	8,026,209

See accompanying notes to the financial statements.

BlueArc Multi-Strategy Fund
Statement of Cash Flows (Unaudited)

For the Six Months
Ended October 31,
2016
Cash flows from operating activities
Net increase in net assets resulting from operations	$937,808
Adjustments to reconcile net increase in net assets resulting from operations to net cash from operating activities:
Purchases of investments in Investment Funds	(13,899,091)
Proceeds from dispositions of investments in Investment Funds	33,753,053
Purchases of Short Term Investments	(11,221,838)
Net realized loss from investments in Investment Funds	1,176,151
Net change in unrealized loss on investments in Investment Funds	(2,937,452)
(Increase) decrease in assets:
Advanced subscriptions in investments in Investment Funds	5,000,000
Receivable for investments sold, not settled	(696,326)
Prepaid expenses and other assets	12,282
Increase (decrease) in liabilities:
Subscriptions received in advance	(401,000)
Payable for shares redeemed	1,998,631
Management fees payable	(106,050)
Accounts payable and other accrued expenses	(34,930)
Net cash from operating activities	13,581,238

Cash flows used by financing activities:
Proceeds from shares issued	1,973,000
Payment of shares redeemed	(16,185,024)
Net cash used by financing activities	(14,212,024)

Net decrease in cash	(630,786)
Cash at beginning of period	626,000
Cash at end of period	$(4,786)

See accompanying notes to the financial statements.

BlueArc Multi-Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

				For the Period
				January 2, 2015
				(commencement
	For the Six Months		For the Year	of operations)
	Ended October 31,		Ended April 30,	through April 30,
	2016		2016	2015
Per Share operating performance:	(Unaudited)
Net asset value, beginning of period	$9.36		$10.13	$10.00

Activity from investment operations (1):
Net investment loss	(0.11)		(0.21)	(0.07)
Net realized and unrealized gain (loss) on investments	0.25		(0.44)	0.20
Total from investment operations	0.14		(0.65)	0.13

Less distributions from:
Net investment income	—		(0.09)	—
Net realized gains	—		(0.03)	—
Total distributions	—		(0.12)	—
Net asset value, end of period	$9.50		$9.36	$10.13

Net assets, end of period in (000s)	$59,346		$72,620	$81,311

Ratios/Supplemental Data:
Ratio of total expenses to average net assets (2)(6)	2.36	% (3)	2.09%	2.08	% (3)
Ratio of net investment loss to average net assets (6)(7)	(2.35	)% (3)	(2.09)%	(2.08	)% (3)

Portfolio Turnover Rate	23	% (4)	21%	0	% (4)

Total return (5)	1.50	% (4)	(6.45)%	1.30	% (4)

(1)	Per share amounts calculated using the average shares outstanding during the period, which management believes more appropriately presents the per share data for the period.

(2)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(3)	Annualized for periods less than one full year.

(4)	Not annualized.

(5)	Total returns shown assumes reinvestment of all distributions, if any.

(6)	Does not include the expenses of the underlying funds in which the Fund invests.

(7)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to the financial statements.

BlueArc Multi-Strategy Fund
Notes to the Financial Statements (Unaudited)
October 31, 2016

1.	Organization

BlueArc Multi-Strategy Fund (the “Fund”) was organized in the State of Delaware on August 14, 2014 as a non-diversified, closed-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on January 2, 2015 with a contribution of investments from several other investment funds.

The Fund’s investment objective is long-term capital appreciation. The Fund seeks to achieve its investment objective by primarily investing its assets in private alternative investment funds (“Investment Funds”) which the co-advisers believe are attractive Investment Funds.

The Fund’s Board of Trustees (the “Trustees”) have overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operations of the Fund’s business. The Trustees have engaged BlueArc Capital Management, LLC and Keel Point, LLC (the “Co-Advisers”) to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

The Fund’s term is perpetual unless it is otherwise dissolved under the terms of its formation documents.

The Fund offers shares of beneficial interest (the “Shares”) on a monthly basis. Shares may be purchased as of the last business day of each month based upon the Fund’s then current net asset value.

The Fund is organized as a closed-end management investment company. Investors do not have the right to require the Fund to redeem their Shares. The Fund may, from time to time, provide liquidity to investors by offering to repurchase Shares pursuant to written tenders by investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Trustees, in their sole discretion. The Co-Advisers anticipate the Fund will offer to repurchase Shares from investors on a quarterly basis, with such repurchases to occur as of each March, June, September and December. The Co-Advisers expect that, generally, each repurchase offer will tender from 5% to 25% of the net assets of the Fund. Each repurchase offer will generally commence approximately 130 days prior to the applicable repurchase date.

2.	Summary of Significant Accounting Policies

The accounting and reporting policies of the Fund have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), and are expressed in United States dollars. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

The following is a summary of significant accounting and reporting policies followed by the Fund in the preparation of the financial statements.

Federal Income Taxes: The Fund continues to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) beginning with the filing of the Fund’s income tax return for the tax year ended October 31, 2015. The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its unit holders substantially all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

Federal Tax Information: The Fund has adopted a tax year end of October 31 (“Tax year”). As such, the Fund’s tax-basis capital gains and losses will only be determined at the end of each Tax year. Accordingly, tax distributions made prior to October 31, 2016, but after April 30, 2016, will be reflected in the financial statement footnotes for the fiscal year ended April 30, 2017.

BlueArc Multi-Strategy Fund
Notes to the Financial Statements (Continued) (Unaudited)
October 31, 2016

2.	Summary of Significant Accounting Policies (continued)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year ended October 31, 2015 or expected to be taken in the Fund’s October 31, 2016 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Cash: Cash consists of monies held at MUFG Union Bank, N.A. (formerly, Union Bank of California, N.A.). Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts based on the financial strength of the financial institution. There are no restrictions on the cash held by the Fund.

Short-Term Investments: Short-term investments represent investments in money market funds and are recorded at fair value. Interest income is recorded on the accrual basis.

Investment Transactions: The Fund accounts for realized gains and losses from Investment Funds transactions based upon the pro-rata ratio of the fair value and cost of the underlying Investment Fund at the date of redemption. Interest income and expenses are recorded on the accrual basis.

Dividends and distributions to shareholders: Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. The Fund records dividends and distributions to its shareholders on ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments: The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities.

3.	Portfolio Valuation

Fair Value Measurements and Disclosures: Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

BlueArc Multi-Strategy Fund
Notes to the Financial Statements (Continued) (Unaudited)
October 31, 2016

3.	Portfolio Valuation (continued)

The three-tier hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●	Level 2 – inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. For investments measured at net asset value (“NAV”) as of the measurement date, included in this category are investments that can be withdrawn by the Fund at NAV as of the measurement date, or within 90 days from the measurement date.

●	Level 3 – significant unobservable inputs for the financial instrument (including the Fund’s own assumptions in determining the fair value of investments). For investments measured at NAV as of the measurement date, included in this category are investments for which the Fund does not have the ability to redeem at NAV as of the measurement date due to lock up and/or redemption notice period greater than 90 days from the measurement date.

GAAP requires that investments are classified within the level of the lowest significant input considered in determining fair value. In evaluating the level at which the Fund’s investments have been classified, the Fund has assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date (within 90 days) and the existence or absence of certain restrictions at the measurement date.

The Investment Funds may have the ability to restrict redemptions from the Fund. Suspensions are generally imposed to prevent the liquidation of the underlying Investment Funds as well as to prevent circumstances where an Investment Fund’s underlying investments become illiquid that there would be serious concern that redeeming investors would be advantaged at the disadvantage of remaining investors. Investments in Investment Funds subject to suspension of redemptions are classified as Level 3 assets.

Lock-up periods require an investor to wait a specified length of time after the initial issuance of Shares before redemption can be granted. It is common for Investment Funds to include lock-up periods in the private placement memorandum to reduce liquidity risk and allow subscriptions proceeds to be invested over an appropriate time horizon. Investments in Investment Funds with lock-up periods of 90 days or less that are publishing NAVs and redeeming unlocked Shares at the published NAV are classified as Level 2 assets. Investments in Investment Funds with lock-up periods of more than 90 days are classified as Level 3 assets.

The NAV of the Fund is determined by, or at the direction of, the Co-Advisers as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined, from time to time, pursuant to policies established by the Trustees. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Fund’s investments. The Fund’s investments in Investment Funds are carried at fair value, which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Fund’s valuation procedures require the Co-Advisers to consider all relevant information available at the time the Fund values its portfolio. The Co-Advisers have assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements and related accounting, price transparency and valuation procedures in place, and subscription and redemption activity. The Co-Advisers and/or the Trustees will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements. (See Schedule of Portfolio Investments).

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

BlueArc Multi-Strategy Fund
Notes to the Financial Statements (Continued) (Unaudited)
October 31, 2016

3.	Portfolio Valuation (continued)

It is unknown whether the Investment Funds held any investments whereby the Fund’s proportionate share of such investments exceeded 5% of the Fund’s net assets on an aggregate basis at October 31, 2016.

The following table summarizes the valuation of the Fund’s investments, by investment strategy and by the above fair value hierarchy levels, as of October 31, 2016.

Investments	Total Value	Level 1	Level 2	Level 3
Open-End Funds	$3,491,237	$3,491,237	$—	$—
Short-Term Investments	13,048,733	13,048,733	—	—
Sub-Total	$16,539,970	$16,539,970	$—	$—
Multi-Strategy Investment Funds	49,967,972
Total	$66,507,942

There were no transfers into or out of Level 1, Level 2, and Level 3 during the period.

It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

4.	Related Party Transactions

The Co-Advisers provide investment advisory services to the Fund pursuant to an investment advisory agreement (the “Agreement”). Pursuant to the Agreement, the Fund pays the Co-Advisers a combined monthly fee (the “Management fee”) at the annual rate of 1.50% of the Fund’s monthly NAV. During the six months ended October 31, 2016, the Co-Advisers earned $526,551 in Management fees which is included in the Statement of Operations of which $83,368 remained payable at October 31, 2016.

Each independent Trustee of the Fund receives an annual compensation of $15,000 per year. Total amounts expensed by the Fund related to Trustees services for the six months ended October 31, 2016 were $33,500 and is included in the Statement of Operations.

Unless otherwise voluntarily or contractually assumed by the Co-Advisers or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s NAV; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; Trustees’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved, from time to time, by the Trustees.

BlueArc Multi-Strategy Fund
Notes to the Financial Statements (Continued) (Unaudited)
October 31, 2016

5.	Administration, Custodian Fees and Distribution

Northern Lights Distributors, LLC (the “Distributor) acts as the placement agent for the Fund’s Shares on a reasonable efforts basis, subject to various conditions. The Fund also may distribute Shares through other brokers or dealers. The Fund will sell Shares only to Eligible Investors (as defined in the Fund’s Private Offering Memorandum).

Gemini Fund Services, LLC (“Gemini”, or the “Administrator”), an affiliate of the Distributor, serves as the administrator, accounting agent, and transfer agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and investor related services. For its services as Administrator, the Fund pays Gemini a minimum fee along with annualized tier rate fee based upon the average net assets of the Fund. In addition, the Fund reimburses Gemini for certain out of pocket expenses incurred. An affiliate of the Distributor, Northern Lights Compliance Services (“NLCS”), provides Chief Compliance Officer services to the Fund. An officer of NLCS is also an officer of the Fund.

MUFG Union Bank, N.A. serves as custodian (the “Custodian”) of the Fund’s assets and provides custodial services for the Fund.

6.	Investments in Investment Funds

As of October 31, 2016, the Fund had no investments in Investment Funds that were related parties.

Aggregate purchases and proceeds from sales of investments in Investment Funds for the six months ended October 31, 2016 amounted to $13,899,091 and $33,753,053, respectively.

The agreements related to investments in Investment Funds provide for compensation to their general partners/managers in the form of management fees of approximately 1.00% to 2.00% (per annum) of net assets and performance incentive fees or allocations up to approximately 25.00% of net profits earned. Detailed information about the Investment Funds’ portfolios is not available.

7.	Repurchase Offers

The Fund makes periodic tender offers (generally quarterly) to repurchase 5% or more of its shares, or at such times and in such amounts as the Trustees may determine. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. However, the Trustees may temporarily suspend the repurchase program at any time and shareholders cannot require that the Fund repurchase their shares.

During the six months ended October 31, 2016, the Fund completed two quarterly repurchase offers. In those offers, the Fund offered to repurchase up to 5% (and an additional 2% at the Fund’s discretion) of the number of its outstanding shares as of the Repurchase Pricing Dates. The results of those repurchase offers were as follows:

	Repurchase	Repurchase
	Offer #1	Offer #2
Commencement Date	03/17/16	06/17/16
Repurchase Request Deadline	04/15/16	07/18/16
Repurchase Pricing Date	06/30/16	09/30/16
Net Asset Value as of Repurchase
Pricing Date	$9.38	$9.43
Amount Repurchased	$8,825,764	$7,359,260
Percentage of Outstanding Share Repurchased	12.07%	11.11%

BlueArc Multi-Strategy Fund
Notes to the Financial Statements (Continued) (Unaudited)
October 31, 2016

8.	Indemnification

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9.	Tax Components of Capital

The Fund’s tax year end is October 31, 2015, as such, the information in this section is as of the Fund’s tax year end.

The Fund did not have distributions for the tax year ended October 31, 2015.

As of October 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(1,388,590)	$—	$—	$271,336	$(1,117,254)

Late year losses incurred after October 31 within the tax year end are deemed to arise on the first business day of the following tax year. The Fund incurred and elected to defer such late year losses of $1,388,590.

Permanent book and tax differences, primarily attributable to non-deductible expenses, resulted in reclassification for the tax year ended October 31, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(25,944)	$25,944	$—

These reclassifications had no effects on net assets.

The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The Fund has not yet received all such Schedule K-1s for the year ended December 31, 2015 (the underlying Investment Funds’ year-end); therefore, the tax basis of investments for 2015 will not be finalized by the Fund until after the fiscal year end.

10.	Subsequent Events

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

PRIVACY NOTICE
FACTS	WHAT DOES BLUEARC MULTI-STRATEGY FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does BlueArc Multi-Strategy Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-844-798-3838

Who we are
Who is providing this notice?	BlueArc Multi-Strategy Fund
What we do
How does BlueArc Multi-Strategy Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does BlueArc Multi-Strategy Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ BlueArc Multi-Strategy Fund does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ BlueArc Multi-Strategy Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ BlueArc Multi-Strategy Fund does not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-844-798-3838 by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-798-3838.

Investment Co-Advisers

BlueArc Capital Management, LLC
One Buckhead Plaza
3060 Peachtree Road, Suite 1600
Atlanta, GA 30305

Keel Point, LLC
100 Church Street, Suite 500
Huntsville, AL 35801

Administrator
Gemini Fund Services, LLC
80 Arkay Drive Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BlueArc Multi-Strategy Fund

By (Signature and Title)	/s/ Ronald Zazworsky, Jr.
Ronald Zazworsky, Jr., Principal Executive Officer

Date     January 6, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ronald Zazworsky, Jr.
Ronald Zazworsky, Jr., Principal Executive Officer

Date     January 6, 2017

By (Signature and Title)	/s/ Steven Skancke
Steven Skancke, Principal Accounting and Financial Officer

Date     January 6, 2017